FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Maximum exposure) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement Line Items [Line Items]
Trade receivables					¥ 3,956
Financial assets included in other receivables
- Normal	[1]		32		33
- Doubtful	[1]
Cash and cash equivalents
- Not yet past due			2,450		3,444	¥ 6,793	¥ 18,878
Total			2,482		7,433
USD [Member]
Statement Line Items [Line Items]
Trade receivables | $
Financial assets included in other receivables
- Normal	[1]		5
- Doubtful | $	[1]
Cash and cash equivalents
- Not yet past due | $		375		$ 527
Total			380
ECLs Stage 1
Statement Line Items [Line Items]
Trade receivables					3,956
Financial assets included in other receivables
- Normal	[1]		32		33
- Doubtful	[1]
Cash and cash equivalents
- Not yet past due			2,450		3,444
Total			2,482		7,433
ECLs Stage 1 | USD [Member]
Financial assets included in other receivables
- Normal	[1]		5
- Doubtful | $	[1]
Cash and cash equivalents
- Not yet past due | $		375
Total			380
ECLs Stage 2
Statement Line Items [Line Items]
Trade receivables
Financial assets included in other receivables
- Normal	[1]
- Doubtful	[1]
Cash and cash equivalents
- Not yet past due
Total
ECLs Stage 2 | USD [Member]
Financial assets included in other receivables
- Normal	[1]
- Doubtful | $	[1]
Cash and cash equivalents
- Not yet past due | $
Total
ECLs Stage 3
Statement Line Items [Line Items]
Trade receivables
Financial assets included in other receivables
- Normal	[1]
- Doubtful	[1]
Cash and cash equivalents
- Not yet past due
Total
ECLs Stage 3 | USD [Member]
Financial assets included in other receivables
- Normal	[1]
- Doubtful | $	[1]
Cash and cash equivalents
- Not yet past due | $
Total

[1]	The credit quality of the financial assets included in other receivables is considered to be "normal" when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be "doubtful".